UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Alabama - 0.6%	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
	Residential Care Facility Revenue Bonds (Capstone Village, Inc.
	Project), Series A, 5.875%, 8/01/36 (d)	$ 500	$ 438,940

Alaska - 0.8%	Alaska Industrial Development and Export Authority, Revenue Refunding
	Bonds, VRDN, AMT, Series B, 3.97%, 4/01/27 (a)(b)	640	640,000

Arizona - 5.7%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.625%, 7/01/20	250	225,865
	Maricopa County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project 1), Series A, 6.75%, 7/01/29	300	268,764
	Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds
	(Sun King Apartments Project), Series A, 6.75%, 5/01/31	185	178,296
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
	West Airlines Inc. Project), AMT, 6.30%, 4/01/23	1,000	899,660
	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter
	Schools Foundation), Series A, 5.625%, 7/01/38	685	592,744
	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
	Charter Schools Project), Series O, 5.25%, 7/01/31	285	240,449
	Queen Creek Improvement District Number 001, Arizona,
	Special Assessment Bonds, 5%, 1/01/32	500	442,270
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/32	750	649,695
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/37	1,045	889,431

			4,387,174

California - 3.8%	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
	Series C, 5.125%, 11/01/23	750	668,070
	Lammersville, California, School District, Special Tax Bonds
	(Community Facilities District Number 2002 - Mountain
	House), 5.125%, 9/01/35	500	418,635
	Roseville, California, Special Tax Bonds (Fiddyment Ranch
	Community Facilities Number 1), 5.25%, 9/01/36	500	422,265
	Southern California Public Power Authority, Natural Gas
	Project Number 1 Revenue Bonds, Series A, 5%, 11/01/29	630	572,695
	Temecula, California, Public Financing Authority,
	Community Facilities District Number 01-2, Special Tax
	Refunding Bonds, Sub-Series B, 5.10%, 9/01/36	500	412,550

Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HDA	Housing Development Authority	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Temecula Valley, California, Unified School District,
	Community Facilities District Number 2005-1, Special Tax
	Bonds, 5%, 9/01/36	$ 565	$ 471,628

			2,965,843

Colorado - 1.7%	Colorado HFA, Revenue Refunding Bonds (Adventist Health
	System/Sunbelt Obligor Group), Series D, 5.25%, 11/15/35	1,000	947,000
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian
	Living Communities Project), Series A, 5.75%, 1/01/37	450	394,447

			1,341,447

Connecticut - 1.3%	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(University of Hartford), Series G, 5.25%, 7/01/36 (c)	1,000	969,850

Florida - 7.6%	Easton Park Community Development District, Florida,
	Capital Improvement Revenue Bonds, 5.20%, 5/01/37	605	459,564
	Highland Meadows Community Development District, Florida,
	Special Assessment Bonds, Series A, 5.50%, 5/01/36 (d)	490	382,401
	Jacksonville, Florida, Economic Development Commission,
	IDR (Gerdau Ameristeel US, Inc.), AMT, 5.30%, 5/01/37	300	241,989
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/29	500	424,295
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/32	600	495,888
	Lee County, Florida, IDA, IDR (Lee Charter Foundation),
	Series A, 5.375%, 6/15/37	570	454,176
	New River Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series B, 5%, 5/01/13	500	456,410
	Pine Ridge Plantation Community Development District, Florida, Capital
	Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	1,000	942,430
	Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%, 7/01/28	500	452,565
	Sarasota County, Florida, Health Facilities Authority, Retirement Facility
	Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/27	210	189,510
	Sarasota County, Florida, Health Facilities Authority, Retirement Facility
	Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/33	190	166,111
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.65%, 5/01/40	700	683,634
	Watergrass Community Development District, Florida, Special Assessment
	Revenue Bonds, Series A, 5.375%, 5/01/40	650	514,124

			5,863,097

Georgia - 3.0%	Brunswick and Glynn County, Georgia, Development Authority, First
	Mortgage Revenue Bonds (Coastal Community Retirement Corporation
	Project), Series A, 7.25%, 1/01/35 (d)	500	345,000
	Clayton County, Georgia, Tax Allocation Bonds (Ellenwood Project),
	7.50%, 7/01/33	690	651,277
	Richmond County, Georgia, Development Authority,
	Environmental Improvement Revenue Bonds (International
	Paper Co. Projects), AMT, Series A, 5%, 8/01/30	1,000	781,280
	Rockdale County, Georgia, Development Authority Revenue
	Bonds (Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	600	553,734

			2,331,291

2

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Illinois - 3.6%	Chicago, Illinois, Midway Airport Revenue Bonds, Second
	Lien, VRDN, AMT, Series A, 5%, 1/01/29 (b)(e)	$ 600	$ 600,000
	Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
	Refunding Bonds (American Airlines Inc. Project), 5.50%, 12/01/30	1,000	670,920
	Illinois State Finance Authority Revenue Bonds (Monarch
	Landing, Inc. Project), Series A, 7%, 12/01/37	430	410,379
	Illinois State Finance Authority Revenue Bonds (Three
	Crowns Park Plaza), Series A, 5.875%, 2/15/38	500	437,335
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Advocate Health and Hospital Corporation), VRDN, Series
	B-3, 6.25%, 11/01/38 (a)(b)	700	700,000

			2,818,634

Indiana - 7.0%	Daviess County, Indiana, EDR (Daviess Community Hospital
	Project), Refunding, VRDN, 6%, 1/01/29 (b)(c)	3,905	3,905,000
	Indiana Health and Educational Facilities Financing
	Authority, Hospital Revenue Bonds (Community Foundation
	of Northwest Indiana), 5.50%, 3/01/37	700	602,735
	Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
	Bonds (Methodist Hospital, Inc.), 5.375%, 9/15/22	185	170,230
	Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
	Bonds (Methodist Hospital, Inc.), 5.50%, 9/15/31	525	450,991
	Vigo County, Indiana, Hospital Authority Revenue Bonds
	(Union Hospital, Inc.), 5.70%, 9/01/37	155	135,506
	Vigo County, Indiana, Hospital Authority Revenue Bonds
	(Union Hospital, Inc.), 5.75%, 9/01/42	190	165,950

			5,430,412

Iowa - 0.6%	Iowa Financing Authority, Health Facilities Revenue Refunding Bonds (Care
	Initiatives Project), Series A, 5%, 7/01/19	500	461,785

Kansas - 3.9%	Lenexa, Kansas, Health Care Facility, Revenue Refunding
	Bonds, 5.50%, 5/15/39	1,350	1,113,561
	Manhattan, Kansas, Health Care Facilities Revenue Bonds
	(Meadowlark Hills Retirement), Series B, 5.125%, 5/15/42	650	522,002
	Sedgwick and Shawnee Counties, Kansas, S/F Mortgage
	Revenue Bonds (Mortgage-Backed Securities Program), AMT,
	Series B-2, 5.25%, 12/01/38 (f)(g)	965	976,030
	Wyandotte County, Kansas, Kansas City Unified Government Revenue
	Refunding Bonds (General Motors Corporation Project), 6%, 6/01/25	450	402,098

			3,013,691

Kentucky - 2.0%	Trimble County, Kentucky, Environmental Facilities Revenue
	Refunding Bonds, 4.60%, 6/01/33 (a)	1,725	1,580,531

Louisiana - 1.2%	Louisiana Local Government Environmental Facilities and
	Community Development Authority Revenue Bonds
	(Westlake Chemical Corporation), 6.75%, 11/01/32	1,000	953,920

Maine - 0.9%	Jay, Maine, Solid Waste Disposal, Revenue Refunding Bonds (International
	Paper Company Project), AMT, Series A, 4.90%, 11/01/17	750	709,627

Maryland - 3.2%	Baltimore, Maryland, Convention Center Hotel Revenue
	Bonds, Sub-Series B, 5.875%, 9/01/39	540	490,336

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Howard County, Maryland, Retirement Community Revenue
	Refunding Bonds (Columbia Vantage House Corporation),
	Series A, 5.25%, 4/01/35	$ 500	$ 410,540
	Maryland State Energy Financing Administration, Limited
	Obligation Revenue Bonds (Cogeneration-AES Warrior Run),
	AMT, 7.40%, 9/01/21	1,000	958,330
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (King Farm Presbyterian
	Community), Series A, 5.30%, 1/01/39	500	391,645
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (Washington Christian Academy),
	5.25%, 7/01/18	250	233,415

			2,484,266

Massachusetts - 2.4%	Massachusetts State Development Finance Agency Revenue Bonds (Curry
	College), Series A, 5.25%, 3/01/26 (h)	390	364,217
	Massachusetts State Development Finance Agency Revenue Bonds (Linden
	Ponds, Inc. Facility), Series A, 5.75%, 11/15/35	1,000	862,660
	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Bay Cove Human
	Services Issue), Series A, 5.90%, 4/01/28	640	604,870

			1,831,747

Michigan - 0.3%	Garden City, Michigan, Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (Garden City Hospital Obligation),
	Series A, 5%, 8/15/38	310	235,488

Mississippi - 0.6%	Mississippi Business Finance Corporation Revenue Bonds
	(Northrop Grumman Ship System), 4.55%, 12/01/28	500	431,045

Missouri - 0.7%	Kansas City, Missouri, Tax Increment Financing Commission,
	Tax Allocation Revenue Bonds (Kansas City MainCor Project),
	Series A, 5.25%, 3/01/18	600	574,038

Nevada - 1.0%	Clark County, Nevada, IDR (Southwest Gas Corp. Project),
	AMT, Series A, 4.75%, 9/01/36 (i)	1,000	786,260

New Hampshire - 2.2%	New Hampshire Health and Education Facilities Authority, Revenue
	Refunding Bonds (Havenwood-Heritage Heights Retirement Community),
	Series A, 5.40%, 1/01/32	950	799,416
	New Hampshire Health and Education Facilities Authority, Revenue
	Refunding Bonds (Southern New Hampshire University), 5%, 1/01/27 (h)	1,015	933,719

			1,733,135

New Jersey - 6.0%	Burlington County, New Jersey, Bridge Commission, EDR,
	Refunding (The Evergreens Project), 5.625%, 1/01/38	750	654,907
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	1,140	1,095,016
	New Jersey EDA, Retirement Community Revenue Refunding
	Bonds (Seabrook Village, Inc.), 5.25%, 11/15/36	1,000	832,820
	New Jersey EDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 6.625%, 9/15/12	490	477,946
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Pascack Valley Hospital Association), 6.625%, 7/01/36 (d)	650	413,335
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (South Jersey Hospital System), 5%, 7/01/46	1,000	894,100

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1A, 5%, 6/01/41	$ 385	$ 307,203

			4,675,327

New York - 3.7%	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(United Memorial Medical Center Project), 5%, 12/01/32	500	404,210
	New York City, New York, City IDA, Special Facility Revenue Bonds (JetBlue
	Airways Corporation Project), AMT, 5.125%, 5/15/30	750	567,548
	New York Liberty Development Corporation Revenue Bonds
	(National Sports Museum Project), Series A, 6.125%, 2/15/19	1,000	957,860
	New York State Dormitory Authority, Non-State Supported Debt,
	Revenue Refunding Bonds (New York University Hospital Center), Series
	A, 5%, 7/01/26	1,000	904,300

			2,833,918

North Carolina - 1.2%	North Carolina Medical Care Commission, Retirement Facilities Revenue
	Refunding Bonds (Carolina Village Project), 6%, 4/01/38	1,000	944,410

North Dakota - 1.2%	Ward County, North Dakota, Health Care Facility Revenue Refunding Bonds
	(Trinity Health Obligated Group), 5.125%, 7/01/29	1,000	901,140

Ohio - 3.7%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	800	772,792
	Richland County, Ohio, Hospital Facilities Revenue
	Refunding Bonds (MedCentral Health System), 5.25%,	875	799,033
	Trumbull County, Ohio, Health Care Facilities Revenue Bonds
	(Shepherd of the Valley), VRDN, 3.63%, 10/01/31 (b)(c)	1,310	1,310,000

			2,881,825

Pennsylvania - 1.4%	Allegheny County, Pennsylvania, Hospital Development
	Authority, Revenue Refunding Bonds (West Penn Allegheny
	Health System), Series A, 5.375%, 11/15/40	735	591,058
	Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
	University of Science), Series B, 6%, 9/01/36	500	453,415

			1,044,473

Rhode Island - 1.1%	Rhode Island Housing and Mortgage Finance Corporation,
	Homeownership Opportunity Revenue Bonds, AMT, Series 53-
	B, 5%, 10/01/46	1,000	871,570

South Carolina - 1.9%	Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
	Appreciation Revenue Bonds, Senior-Series B, 7.97%, 1/01/15 (j)	1,000	522,560
	Myrtle Beach, South Carolina, Tax Increment Revenue Bonds
	(Myrtle Beach Air Force Base), Series A, 5.25%, 11/01/26	500	421,890
	South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue
	Refunding Bonds (Lutheran Homes), 5.50%, 5/01/28	600	503,112

			1,447,562

Texas - 7.1%	Brazos River Authority, Texas, PCR (TXU Energy Company
	LLC Project), AMT, 5%, 3/01/41	500	341,135
	Dallas-Fort Worth, Texas, International Airport Facility
	Improvement Corporation, Revenue Refunding Bonds
	(American Airlines, Inc.), AMT, 5.50%, 11/01/30	1,000	647,110
	HFDC of Central Texas, Inc., Retirement Facilities Revenue
	Bonds, Series A, 5.75%, 11/01/36	655	563,300

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Harlandale, Texas, Independent School District, School
	Building, GO (Permanent School Fund Bond Guarantee
	Program), 4.75%, 8/15/40	$ 1,000	$ 946,270
	Houston, Texas, Airport System, Special Facilities Revenue Bonds
	(Continental Airlines), AMT, Series E, 7.375%, 7/01/22	500	502,710
	Mission, Texas, Economic Development Corporation, Solid
	Waste Disposal Revenue Bonds (Allied Waste N.A. Inc
	Project), Series A, 5.20%, 4/01/18	1,000	876,340
	Tarrant County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Cumberland Rest, Inc. Project),
	VRDN, Series, 5.40%, 8/15/32 (b)(c)	800	800,000
	Texas State Public Financing Authority, Charter School
	Financing Corporation, Revenue Refunding Bonds (KIPP,
	Inc.), Series A, 5%, 2/15/36 (h)	1,000	791,870

			5,468,735

Virginia - 6.1%	Albemarle County, Virginia, IDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Westminster-
	Canterbury), 5%, 1/01/31	1,150	975,372
	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/42	300	257,700
	Fairfax County, Virginia, EDA, Retirement Revenue Refunding Bonds
	(Greenspring Village Inc.), Series A, 4.875%, 10/01/36	500	411,895
	Farms of New Kent Community Development Authority,
	Virginia, Special Assessment Bonds, Series C, 5.80%, 3/01/36	500	375,645
	Henrico County, Virginia, EDA, Residential Care Facility, Mortgage
	Revenue Refunding Bonds (Westminster-Canterbury Of Winchester,
	Inc.), 5%, 10/01/27	450	408,775
	Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue
	Refunding Bonds (Kendal at Lexington), Series A, 5.375%, 1/01/28	210	186,360
	Tobacco Settlement Financing Corporation of Virginia,
	Revenue Refunding Bonds, Senior Series B-1, 5%, 6/01/47	500	394,570
	Virginia State, HDA, Commonwealth Mortgage Revenue
	Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (e)	1,000	1,000,210
	Watkins Centre Community Development Authority, Virginia,
	Revenue Bonds, 5.40%, 3/01/20	750	677,640

			4,688,167

Washington - 0.6%	Washington State Housing Financing Commission, Nonprofit Revenue Bonds
	(Skyline at First Hill Project), Series A, 5.625%, 1/01/38	550	464,838

West Virginia - 1.2%	Pleasants County, West Virginia, PCR, Refunding (Allegheny
	Energy Supply Company, LLC), Series F, 5.25%, 10/15/37	1,000	929,310

Wisconsin - 0.6%	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	500	442,150

	Total Municipal Bonds
	(Cost - $78,487,546) - 89.9%		69,575,646

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (k)	(000)	Value

Virginia - 3.1%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.375%, 7/1/36 (e)	$ 2,410	$ 2,385,587

	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $2,453,856) - 3.1%		2,385,587

		Shares
	Mutual Funds	(000)

	Merrill Lynch Institutional Tax-Exempt Fund, 2.16% (l)(m)	5,900	5,900,000

	Total Mutual Funds
	(Cost - $5,900,000) - 7.6%		5,900,000

	Total Investments (Cost - $86,841,402*) - 100.6%		77,861,233
	Other Assets Less Liabilities - 1.0%		742,685
	Liability for Trust Certificates, Including Interest
	Expense Payable - (1.6%)		(1,213,157)

	Net Assets - 100.0%		$ 77,390,761

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 85,636,721

Gross unrealized appreciation	$ 2,545
Gross unrealized depreciation	(8,983,033)

Net unrealized depreciation	$ (8,980,488)

(a)	AMBAC Insured.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	Radian Insured.

(d)	Security is illiquid.

(e)	MBIA Insured.

(f)	FNMA/GNMA Collateralized.

(g)	FHLMC Collateralized.

(h)	ACA Insured.

(i)	FGIC Insured.

(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(k)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
		Activity	Dividend
	Affiliated	(000)	Income

	Merrill Lynch Institutional Tax Exempt Fund	2,491	$ 36,795
(m)	Represents the current yield as of report date.

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)

•	Forward interest rate swaps outstanding as of March 31, 2008 were as follows:

Notional
		Amount	Unrealized
		(000)	Depreciation

Pay a fixed rate of 3.585% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate
Broker, JPMorgan Chase
	Expires April 2023	$ 3,100	$ (34,184)

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008